Schedule Of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 006 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE OF ASSETS (HELD AT END OF YEAR)

EIN #13-4996950

Plan #006

SCHEDULE OF ASSETS (HELD AT END OF YEAR)

(Schedule H, Line 4i)

DECEMBER 31, 2025

	Investment		Current
Identity of Issue, Borrower, Lessor or Similar Party	Description	Cost	Value
American Funds EuroPacific Growth Fund R6	Mutual Fund	$2,454,904	$2,669,311
John Hancock Disciplined Value Mid Cap Fund	Mutual Fund	3,072,327	2,862,170
PIMCO Total Return Institutional Fund	Mutual Fund	3,536,797	3,235,467
T. Rowe Price Small Cap Value I Class Fund	Mutual Fund	2,712,300	2,800,472
*Vanguard Equity Income Fund	Mutual Fund	4,592,094	4,944,705
*Vanguard Extended Market Index Institutional Fund	Mutual Fund	2,336,712	3,208,610
*Vanguard Federal Money Market	Money Market	1,906,441	1,906,441
*Vanguard Institutional Index Fund Institutional Plus Shares	Mutual Fund	10,565,698	10,833,625
*Vanguard Total Bond Market Index Institutional Fund	Mutual Fund	3,385,100	3,327,840
*Vanguard Total International Stock Index Fund	Mutual Fund	1,869,698	2,127,613
*Vanguard Wellington Fund	Mutual Fund	3,437,830	3,628,417
JPMorgan Chase Bank Large Cap Growth Fund; CF-A Class	Collective Trust	18,858,191	18,832,286
MFS Mid Cap Growth Fund	Collective Trust	2,298,629	2,896,156
*Vanguard Retirement Savings Trust III	Collective Trust	9,148,975	9,148,975
*Vanguard Target Retirement 2020 Trust I	Collective Trust	3,697,893	4,090,672
*Vanguard Target Retirement 2025 Trust I	Collective Trust	13,324,735	14,975,882
*Vanguard Target Retirement 2030 Trust I	Collective Trust	18,678,410	21,231,233
*Vanguard Target Retirement 2035 Trust I	Collective Trust	23,858,412	27,332,397
*Vanguard Target Retirement 2040 Trust I	Collective Trust	15,059,530	17,395,511
*Vanguard Target Retirement 2045 Trust I	Collective Trust	16,762,936	19,515,663
*Vanguard Target Retirement 2050 Trust I	Collective Trust	15,817,836	18,583,833
*Vanguard Target Retirement 2055 Trust I	Collective Trust	14,364,491	16,875,597
*Vanguard Target Retirement 2060 Trust I	Collective Trust	10,295,792	12,082,072
*Vanguard Target Retirement 2065 Trust I	Collective Trust	4,455,266	5,209,020
*Vanguard Target Retirement 2070 Trust I	Collective Trust	595,360	683,005
*Vanguard Target Retirement Income Trust I	Collective Trust	2,439,799	2,675,257
*Vanguard Target Retirement Income And Growth Trust I	Collective Trust	8,096	8,639
*Participant loans (various maturity dates with interest rates ranging from 4.25% to 9.5%)	Loan	-	5,488,694
Totals		$209,534,252	$238,569,563

*Party-in-interest

See Report of Independent Registered Public Accounting Firm.